Accounts payable and accrued liabilities (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Project related accounts payables, and other accounts payable	$ 1,383,706	$ 1,389,038
Accrued liabilities	3,472,041	4,147,032
Total accounts payable and accrued liabilities	$ 4,855,747	$ 5,536,070